UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, January 26, 2005


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    27
Form 13F information Table Value Total:    $72,155

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cablevision Systems New York G CLA NY CABLVS    12686c109     1712    68755 SH       SOLE                    68755
Charter Communications, Inc.   CLA              16117m107     1359   606760 SH       SOLE                   606760
Computer Horizons Corp.        COM              205908106     3269   857890 SH       SOLE                   857890
Cyberonics, Inc.               COM              23251p102     1481    71500 SH       SOLE                    71500
DuPont Photomasks, Inc.        COM              26613x101     2984   113000 SH       SOLE                   113000
GameStop Corporation Cl B      COM CL B         36466r200     4977   222100 SH       SOLE                   222100
Gold Bank Corporation, Inc.    COM              379907108     1952   133495 SH       SOLE                   133495
Heartland Express, Inc.        COM              422347104     2043    90915 SH       SOLE                    90915
Hollywood Entertainment Corpor COM              436141105     3942   301160 SH       SOLE                   301160
I-many, Inc.                   COM              44973q103     2129  1419595 SH       SOLE                  1419595
Infonet Services Corporation   CL B             45666t106       80    39500 SH       SOLE                    39500
LNR Property Corporation       COM              501940100     3932    62500 SH       SOLE                    62500
Mandalay Resort Group          COM              562567107     5040    71565 SH       SOLE                    71565
Metro-Goldwyn-Mayer            COM              591610100     3565   300100 SH       SOLE                   300100
Monolithic System Technology I COM              609842109     2299   369032 SH       SOLE                   369032
Norstan, Inc.                  COM              656535101     2623   473450 SH       SOLE                   473450
Onyx Acceptance Corporation    COM              682914106     1398    50000 SH       SOLE                    50000
Playtex Products, Inc.         COM              72813p100      534    66800 SH       SOLE                    66800
Province Healthcare Company    COM              743977100     2235   100000 SH       SOLE                   100000
Riggs National Corporation     COM              766570105     2326   109395 SH       SOLE                   109395
Select Medical Corporation     COM              816196109     2121   120500 SH       SOLE                   120500
Telesp Celular Participacoes S SPON ADR PFD     87952l108      792   116537 SH       SOLE                   116537
Tesma International CL A       CLA SUB VTG      881908107     3696   102000 SH       SOLE                   102000
The Titan Corporation          COM              888266103     6773   418070 SH       SOLE                   418070
Unisource Energy Corporation   COM              909205106     3990   165475 SH       SOLE                   165475
United States Steel Corporatio COM              912909108     1969    38424 SH       SOLE                    38424
Wheaton River Minerals Ltd.    COM              962902102     2934   900000 SH       SOLE                   900000